Trade and other receivables (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Current
Fuel Price stabilization fund	$ 25,692,997	$ 26,296,870
Concessions	4,495,993	5,194,909
Customers
Domestic	2,788,212	3,268,944
Foreign	3,528,244	3,065,207
Related parties	152,562	110,408
Accounts receivable from employees	89,639	115,922
Industrial services	55,797	70,762
Other	777,229	1,101,977
Total current	37,580,673	39,224,999
Non-current
Concessions	26,533,437	28,647,390
Foreign	184,965	185,331
Domestic	72,001	72,985
Accounts receivable from employees	581,185	498,415
Related parties	130,306	335
Other	2,554,429	2,750,749
Total non-current	$ 30,056,323	$ 32,155,205